Impairment of Securities - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2014 Security	Jun. 30, 2014 Security	Jun. 30, 2013 Security
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	95	111	153
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	109	198	162
Credit-related OTTI securities	$ 0	$ 0
Number of additional trust preferred securities	2
Interest rate, description		Three-month LIBOR plus
Collateralized Loan Obligations [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	20	16	5
Investments percent of total investments	9.30%	8.80%
Investments percent of total assets	3.60%	3.40%
Marketable securities	126,300,000	119,600,000
Mortgage-Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	18	13	55
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	11	54	23
Investments percent of total investments	52.70%	54.00%
Investments percent of total assets	20.10%	20.90%
Marketable securities	714,100,000	732,900,000
Number of securities	2	2
Securities amortized cost	3,000,000	3,000,000
Obligations of State and Political Subdivisions [Member] | Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	35	63	70
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	91	137	132
Investments percent of total investments	7.60%	7.30%
Investments percent of total assets	2.90%	2.80%
Marketable securities	103,100,000	98,800,000
Bond anticipation notices received	5	7
Impairment on securities	0	0
Obligations of State and Political Subdivisions [Member] | Debt Securities [Member] | New Jersey Municipalities [Member]
Schedule of Investments [Line Items]
Bond anticipation notices received	3	4
Obligations of State and Political Subdivisions [Member] | Debt Securities [Member] | External Credit Rating, Investment Grade [Member]
Schedule of Investments [Line Items]
Marketable securities	101,500,000	95,700,000
Obligations of State and Political Subdivisions [Member] | Debt Securities [Member] | External Credit Rating, Non Investment Grade [Member]
Schedule of Investments [Line Items]
Marketable securities	1,600,000	3,100,000
Asset-backed Securities [Member] | Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	4	5	2
Investments percent of total investments	6.50%	6.40%
Investments percent of total assets	2.50%	2.50%
Marketable securities	88,600,000	87,300,000
Government guarantees	97.00%	97.00%
Corporate Bonds [Member] | Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	9	6	13
Investments percent of total investments	12.00%	12.00%
Investments percent of total assets	4.60%	4.60%
Marketable securities	162,400,000	162,200,000
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Securities amortized cost		4,900,000
Trust Preferred Securities [Member] | Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	4	4	4
Marketable securities	7,800,000	7,800,000
Number of securities held	5	4
Trust Preferred Securities [Member] | Debt Securities [Member] | Bank Boston Capital Trust Four And Mbna Capital TrustB
Schedule of Investments [Line Items]
Securities amortized cost	4,900,000
Trust Preferred Securities [Member] | Debt Securities [Member] | Maximum [Member]
Schedule of Investments [Line Items]
Investments percent of total investments	1.00%	1.00%
Trust Preferred Securities [Member] | Debt Securities [Member] | Impaired Securities that Maintained Credit Rating [Member]
Schedule of Investments [Line Items]
Number of securities held	4	5
Number of issuing financial institutions	3	3
U.S. Agency Securities [Member] | Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	5	4
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	7	7	7
Investments percent of total investments	11.20%	10.90%
Investments percent of total assets	4.30%	4.20%
Marketable securities	152,100,000	148,600,000
U.S. Agency Securities [Member] | Debt Securities [Member] | Impaired Securities that Maintained Credit Rating [Member]
Schedule of Investments [Line Items]
Marketable securities		144,300,000
U.S. Agency Securities [Member] | Debt Securities [Member] | Non-impaired Securities [Member]
Schedule of Investments [Line Items]
Marketable securities		$ 4,200,000
Collateralized Mortgage Obligations [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	9	6	4
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	4	3	4
Residential Pass-Through Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	9	7	38
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions		26
Commercial Pass-Through Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions			17
Held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	7	25	19